Segmental and Revenue Analysis	12 Months Ended
Dec. 31, 2017
Segmental and Revenue Analysis [Abstract]
SEGMENTAL AND REVENUE ANALYSIS

Note 12 – SEGMENTAL AND REVENUE ANALYSIS

The Company is solely engaged in the business of manufacturing and selling of pet food. Since the nature, the production processes and the marketing channel of the products are substantially similar, the Company is considered as operating in a single reportable segment with revenues derived from multiple product lines, marketing channels and countries. Certain entity-wide disclosures relating to revenues for the years ended December 31, 2017, 2016 and 2015 are as follows:

The net revenues generated from different marketing channels consist of the following:

	For the Years Ended
	December 31,
	2017	2016	2015
Overseas sales	$21,190,063	$18,882,589	$13,987,822
Domestic sales	2,086,462	1,129,133	701,425
Electronic commerce	5,734,121	4,461,504	1,645,765
Less: Sale tax and addition	(31,135)	(29,490)	(22,738)
Total net revenues	$28,979,511	$24,443,736	$16,312,274

The net revenues generated from different product lines are set forth as following:

	For the Years Ended
	December 31,
	2017	2016	2015
Pet chews	$9,614,426	$10,316,841	$6,581,597
Dried pet snacks	14,851,868	11,204,517	7,902,104
Wet canned pet food	3,035,196	1,926,455	1,444,143
Dental health snacks	856,875	606,648	321,711
Baked pet biscuits	8,226	123,898	85,457
Others	644,055	294,867	-
Less: Sale tax and addition	(31,135)	(29,490)	(22,738)
Total net revenues	$28,979,511	$24,443,736	$16,312,274

The net revenues generated from different countries are set forth as following:

	For the Years Ended
	December 31,
	2017	2016	2015
South Korea	$5,397,982	$5,299,721	$4,689,733
China	6,553,715	5,073,272	2,347,190
United Kingdom	3,213,303	3,227,619	289,228
Germany	3,585,535	3,204,314	3,309,266
Other countries	10,260,111	7,668,300	5,699,595
Less: Sale tax and addition	(31,135)	(29,490)	(22,738)
Total net revenues	$28,979,511	$24,443,736	$16,312,274

“Other countries” are comprised of all countries whose revenues, individually, were less than 10% of the Company’s total revenues.

All of the Company’s long-lived assets are located in the PRC.